Restricted cash (Tables)	12 Months Ended
Dec. 31, 2012
Restricted cash [Abstract]
Restricted cash
Restricted cash includes:

(In US$ millions)	December 31, 2012	December 31, 2011

CIRR deposits (see Note below)	270	298
Margin calls related to share forward agreements	69	137
Restricted deposit related to loan facility	5	5
Tax withholding deposits	58	42
Total restricted cash	402	482
Long-term restricted cash (related to CIRR deposits and loan facility)	218	250
Short-term restricted cash	184	232